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VIA EDGAR TRANSMISSION

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com
October 9, 2015

Re:	John Hancock Investment Trust (the “Trust”), on behalf of: John Hancock Global Real Estate Fund (the “Fund”) File Nos. 002-10156; 811-00560

Ladies and gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 100 to its Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 146 under the 1933 Act and Amendment No. 98 under the 1940 Act, which were filed with the Securities and Exchange Commission via EDGAR on September 21, 2015.

The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano
George P. Attisano

Cc: Ariel Ayanna,
Assistant Secretary of the Trust